Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Plumb Balanced Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.68%	5.24%	9.43%
Plumb Balanced Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.40%	3.58%	8.40%
Plumb Balanced Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.93%	3.82%	7.55%
Plumb Balanced Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]		10.98%	5.49%	7.54%
Performance Inception Date		Aug. 03, 2020
Plumb Balanced Fund Institutional Shares | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%
Plumb Balanced Fund Institutional Shares | Bloomberg Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.97%	(1.44%)	2.08%
Plumb Balanced Fund Institutional Shares | Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(1.54%)	2.65%
Plumb Balanced Fund Institutional Shares | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		27.89%	8.78%	(1.88%)
Plumb Balanced Fund Institutional Shares | Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.06%	15.51%	7.16%
Plumb Equity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.66%	5.28%	12.44%
Plumb Equity Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.41%	3.34%	10.34%
Plumb Equity Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.19%	3.64%	9.70%
Plumb Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[2]		10.94%	5.52%	8.98%
Plumb Equity Fund Institutional Shares | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
Plumb Equity Fund Institutional Shares | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		27.89%	8.78%	(1.88%)
Plumb Equity Fund Institutional Shares | Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.90%	26.60%	10.53%
Plumb Equity Fund Institutional Shares
Prospectus [Line Items]
Performance Inception Date		Aug. 03, 2020

[1]	Performance shown for the Institutional Shares prior to its commencement of operations on August 3, 2020 reflects the performance of the Investor Shares adjusted for Institutional Shares fees and expenses.
[2]	Performance shown for the Institutional Shares prior to its commencement of operations on August 3, 2020 reflects the performance of the Investor Shares adjusted for Institutional Shares fees and expenses.